Note 4 - Investments	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
4.	Investments

Term deposits, bearing interest at rates varying between
1.71%
and
2.47%
and maturing on various dates from
October 1, 2018
up to
October 1, 2019,
were classified as follows.

	September 30, 2018	December 31, 2017

Short-term investments	70,000,000	$30,000,000
Long-term investments	25,000,000	$75,000,000

	95,000,000	$105,000,000

The objective for holding term deposits is to invest the Company’s excess cash resources in investment vehicles that provide a better rate of return compared to the Company’s interest-bearing operating bank accounts with limited risk to the principal amount invested. The Company intends to match the maturities of its term deposits with the cash requirements of the Company’s operating activities.